Property and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 5,700
Ending balance	[1]	5,642	$ 5,700
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		12,236	11,537
Additions		660	756
Disposals/Retirements		(2,738)	(280)
Foreign currency adjustments and other		359	223
Ending balance		10,517	12,236
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,536)	(5,916)
Depreciation		801	749
Disposals/Retirements		2,605	209
Foreign currency adjustments and other		143	80
Ending balance		(4,875)	(6,536)
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,040
Ending balance		1,127	1,040
Land and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,677	1,569
Additions		97	102
Disposals/Retirements		(64)	(56)
Foreign currency adjustments and other		103	62
Ending balance		1,813	1,677
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(637)	(597)
Depreciation		44	37
Disposals/Retirements		4	24
Foreign currency adjustments and other		9	27
Ending balance		(686)	(637)
Equipment 1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		585
Ending balance		541	585
Equipment 1 [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,362	1,906
Additions		161	110
Disposals/Retirements		(781)	(59)
Foreign currency adjustments and other		67	405
Ending balance		1,809	2,362
Equipment 1 [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,777)	(1,464)
Depreciation		104	83
Disposals/Retirements		748	59
Foreign currency adjustments and other		135	289
Ending balance		(1,268)	(1,777)
Technology assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		272
Ending balance		324	272
Technology assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,205	2,410
Additions		130	169
Disposals/Retirements		(1,657)	(20)
Foreign currency adjustments and other		27	(354)
Ending balance		705	2,205
Technology assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,933)	(2,060)
Depreciation		161	153
Disposals/Retirements		1,655	16
Foreign currency adjustments and other		(58)	(264)
Ending balance		(381)	(1,933)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		678
Ending balance		702	678
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,795	1,649
Additions		129	160
Disposals/Retirements		(118)	(47)
Foreign currency adjustments and other		48	33
Ending balance		1,854	1,795
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,117)	(1,059)
Depreciation		113	98
Disposals/Retirements		92	51
Foreign currency adjustments and other		14	11
Ending balance		(1,152)	(1,117)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,125
Ending balance		2,948	3,125
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,197	4,003
Additions		143	215
Disposals/Retirements		(118)	(98)
Foreign currency adjustments and other		114	77
Ending balance		4,336	4,197
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,072)	(736)
Depreciation		379	378
Disposals/Retirements		106	59
Foreign currency adjustments and other		43	17
Ending balance		$ (1,388)	$ (1,072)

[1]	Includes $38 (2022 – $36) of investment property.